Income Tax / Deferred Tax (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate	35.00%	35.00%
Paraguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate		10.00%
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate		34.00%
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable tax rate		25.00%